Operating Segments (Details) - Schedule of EBITDA for each segment - Segments [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of EBITDA for each segment [Line Items]
Engineering and construction	S/ (72,335)	S/ 47,295	S/ 15,461
Energy	184,199	173,664	109,443
Infrastructure	262,626	197,066	91,255
Real estate	137,671	36,912	32,555
Parent company operations	10,550	(34,450)	(145,017)
Intercompany eliminations	(78,639)	(42,891)	135,265
EBITDA	S/ 444,072	S/ 377,596	S/ 238,962